Fair Value Measurements - Additional Information (Detail) $ / shares in Units, $ in Millions		1 Months Ended	5 Months Ended	12 Months Ended
	Sep. 25, 2017 day $ / shares	Jul. 31, 2018 shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 $ / shares	Jun. 29, 2016 $ / shares	Jan. 31, 2014 shares
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of interest rate swap agreements | $			$ (3.2)	$ (3.2)	$ (5.7)
Common stock, par value (in dollars per share) | $ / shares			$ 0.001	$ 0.001	$ 0.001	$ 0.001
Teekay Offshore
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Exercise price of warrants (in dollars per share) | $ / shares	$ 0.01
Common stock, par value (in dollars per share) | $ / shares	$ 4.00
Trading period | day	10
Warrant term (in years)	7 years
Tanker Investments Ltd. | Stock Purchase Warrants | Maximum
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Number of shares available through exercise of stock purchase warrant								1,500,000
Stock Purchase Warrants | Teekay Corporation | Brookfield
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Number of shares available through exercise of stock purchase warrant					14,500,000
Number of warrants to be issued (in shares)		1,000,000
Series D Warrant | Teekay Offshore
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Stock purchase warrants | $					$ 1.3
Series D Warrant | Teekay Offshore
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Number of shares available through exercise of stock purchase warrant			1,755,000	1,755,000
Exercise price of warrants (in dollars per share) | $ / shares	$ 4.55		$ 4.55	$ 4.55			$ 6.05
Stock purchase warrants | $			$ 0.2	$ 0.2
Warrant term (in years)				7 years
Volatility rate				56.20%	72.80%
Brookfield Transaction Warrants [Member] | Teekay Offshore
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Volatility rate				64.10%	74.90%
Brookfield Transaction | Stock Purchase Warrants | Teekay Offshore
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Number of shares available through exercise of stock purchase warrant			15,500,000	15,500,000
Stock purchase warrants | $			$ 11.8	$ 11.8	$ 29.4
General Partner | Brookfield
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Ownership interest			51.00%